UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
August 2, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 148
Form Information Table Value Total: $224,505,656




NAME OF ISSUER					TITLE OF CLASS       CUSIP	VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
5420647
112930
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
4148
276500
 Sole
ACCESS PHARMACEUTICALS INC-
common-
00431M209
59495
13677
sole
ALLEGHANY CORP DEL NEW-
common-
017175100
2887472
14224
sole
ALLIANCE CAP MGMT HLDGS LP-
common-
01855A101
429786
8100
sole
AMBASE CORP-
Common-
023164106
114908
124900
sole
AMERICAN EXPRESS CO -
common-
025816109-
4439729
114426
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
8188858
139386
sole
AMER INTL GROUP INC-
common-
026874107-
9640304
113402
 Sole
ANADARKO PETROLEUM CORP-
common-
032511107
213753
3965
sole
APPLIED MATERIALS-
common-
038222105-
746320
15200
 Sole
ARCH CAPITAL GROUP LTD-
common-
G0450A105
174755
10300
sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
1540905
88102
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
548290
11032
 Sole
AVERY DENNISON CORP-
common-
053611109
290985
5700
sole
BANK AMER CORP -
common-
060505104-
375727
6259
 Sole
BANK OF NEW YORK INC-
common-
064057102-
1669614
34784
 Sole
BANK ONE CORP-
common-
06423A103
277844
7761
sole
BARRA INC-
common-
068313105-
7019686
179083
 Sole
BECTON DICKINSON & CO-
common-
075887109-
386532
10800
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
15414600
6702
 Sole
BKF CAPITAL GROUP INC-
common-
05548G102
564068
16990
sole
BOEING CO -
common-
097023105-
589249
10598
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
1459310
29274
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
4498816
86019
 Sole
CABLEVISION SYS CORP-
common-
12686C109
804844
13758
sole
CABLEVISION SYS RAINBOW MEDIA GROUP-
common-
12686C844
254723
9873
sole
CACI INTL INC CL A-
common-
127190304
336050
7150
sole
CADBURY SCHWEPPES PLC ADR 10 ORD-
common-
127209302
201280
7400
sole
CAREMARK RX INC-
common-
141705103
326878
19871
sole
CENDANT CORP
Common
151313103
1214383
62276
sole
CHEVRON CORP-
common-
166751107-
569788
6296
 Sole
CHIRON CORP-
common-
170040109
226950
4450
sole
CHOICEPOINT INC -
common-
170388102-
688569
16775
 Sole
CIGNA CORP-
common-
125509109
287460
3000
sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
1009983
25569
sole
CISCO SYSTEMS INC-
common-
17275R102
367640
20200
sole
CITIGROUP INC.-
common-
172967101-
1020499
19313
 Sole
CLARK/BARDES HOLDINGS INC-
common-
180668105
597721
26735
sole
COCA COLA CO -
common-
191216100-
279675
6215
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
285866
4846
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105
494663
11708
sole
COMPUCOM SYSTEMS INC-
common-
204780100
59400
22000
sole
CORNING INC -
common-
219350105-
507985
30400
 Sole
DANAHER CORP -
common-
235851102-
459200
8200
 Sole
DELL COMPUTER CORP-
common-
247025109
415665
15900
sole
DELUXE CORP-
common-
248019101
731315
25305
sole
DISNEY WALT CO -
common-
254687106-
4032550
139583
 Sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
253598
5257
 Sole
DUFF & PHELPS UTIL & CORPORATE BD TR INC-
common
26432K108
699153
50700
sole
ELECTRONIC DATA SYS CORP NEW-
Common-
285661104
582813
9325
sole
EQUIFAX INC-
common-
294429105-
695204
18953
 Sole
EQUITY OFFICE PROPERTIES TR-
common-
294741103
474007
14986
sole
EXCEL LEGACY CORP-
common-
300665106
57753
27900
sole
EXXON MOBIL CORP-
common-
30231G102
3495485
40017
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306
5434458
169933
 Sole
FEDERAL NATIONAL MTG ASSOC-
common-
313586109
229581
2700
sole
FIFTH THIRD BANCORP -
common-
316773100-
247346
4119
 Sole
FINOVA GROUP INC-
common-
317928109
139176
37615
sole
FIRST UNION CORP-
common-
337358105-
313761
8980
 Sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
661375
12025
 Sole
FRANCO NEV MNG LTD-
common-
351860101
272316
22100
sole
FREDDIE MAC USDO.21-
common-
313400301
1997676
29356
sole
GANNETT CO INC
Common-
364730101
220420
3800
 Sole
GENERAL ELECTRIC CO-
common-
369604103-
2561623
52546
 Sole
GENERAL MILLS INC -
common-
370334104-
357245
8160
 Sole
GENUINE PARTS CO-
common-
372460105
528885
16790
sole
GIGA INFORMATION GROUP INC-
common-
37517M109
40690
20250
sole
GROUPE BRUXELLES LAMBERT SA-
common-
B4741139
8589258
154420
sole
GUIDANT CORP-
common-
401698105
386064
10724
sole
HABER INC-
common-
404450108
2057
37405
sole
HARRIS CORP DEL-
common-
413875105-
525153
19300
 Sole
HEINZ H J CO-
common-
423074103
484955
11860
sole
HONEYWELL INTL INC-
common-
438516106
401936
11487
sole
IMS HEALTH INC-
common-
449934108-
526489
18473
 Sole
INTEL CORP-
common-
458140100
236925
8100
sole
INTL BUSINESS MACHINES CORP-
common-
459200101
2081686
18422
sole
INTERNATIONAL FLAVORS & FRAGRANCES INC-
common-
459506101
6607558
262935
sole
JOHNSON & JOHNSON -
common-
478160104-
6787200
135744
 Sole
KINDER MORGAN ENERGY PARTNERS LP-
common-
494550106
357552
5200
sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472303
335793
12705
 Sole
KROLL O'GARA CO-
common-
501050108
1189359
125725
sole
LSI LOGIC INC-
common-
502161102
297041
15800
sole
LEHMAN BROS HLDGS CORP-
common-
524908100
463440
6000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
2262576
69725
sole
LIBERTY LIVEWIRE CORP CL A-
common-
530709104
96294
11005
sole
LILLY ELI & CO-
common-
532457108
574832
7768
sole
LORAL SPACE & COMM PFD CVT SER 6%-
preferred-
G56462149
180600
12900
sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
301350
29400
sole
LYNCH INTERACTIVE CORP-
common-
551146103
785106
12460
sole
M & T BANK CORP-
common-
55261F104
2840310
37620
sole
MEDALLION FINL CORP-
common-
583928106
447361
43645
sole
MERCK & CO INC-
common-
589331107-
6624274
103650
 Sole
METROMEDIA INTL GROUP INC-
common-
591695101
50008
15200
sole
MICROSOFT CORP-
common-
594918104
875760
12000
sole
MIDDLESEX WATER CO-
common-
596680108
210862
6200
sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
325185
2850
 Sole
MOTOROLA INC -
common-
620076109-
630479
38072
 Sole
NEW PLAN EXCEL RLTY TR INC-
common-
648053106
307913
20125
sole
NEW YORK TIMES CO CL A -
common-
650111107
205800
4900
sole
NORFOLK SOUTHERN CRP
Common-
655844108
362378
17464
 Sole
NUCENTRIX BROADBAND NETWORKS INC-
common-
670198100
84669
10925
sole
NUVEEN PERFORMANCE PLUS MUN FD INC-
common-
67062P108
619797
43895
sole
OMNICOM GROUP-
common-
681919106-
258000
3000
 Sole
PALL CORP -
common-
696429307-
1355975
57627
 Sole
PEPSICO INC-
common-
713448108
839888
19002
sole
PFIZER INC-
common-
717081103-
6800976
169812
 Sole
PHARMACIA CORPORATION-
common-
71713U102
608654
13246
sole
PHILIP MORRIS COS -
common-
718154107-
1379994
27192
 Sole
PICO HOLDINGS INC-
Common-
693366205
445106
30445
sole
PIER 1 INC-
common-
720279108-
573701
49887
 Sole
PIONEER INTEREST SHS-
Common-
723703104
734175
62750
 Sole
POWER CORP OF CANADA-
common-
739239101
4839611
212355
sole
PRENTISS PPTYS-
common-
740706106-
289300
11000
 Sole
PRIME RETAIL INC-
common-
741570105-
4050
15000
 Sole
RAYTHEON CO CL B-
Common-
755111408
365063
13750
 Sole
RCN CORP -
common-
749361101-
353106
64318
 Sole
REYNOLDS R J TOB HLDGS INC-
common-
76182K105
351188
6432
sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
1372142
23548
 Sole
SCHERING PLOUGH CORP -
common-
806605101-
1203544
33210
 Sole
SCHLUMBERGER LTD-
Common-
806857108
476693
9054
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
3631163
230550
 Sole
SCRIPPS CO (E.W.) CL A-
common-
811054204
631695
9155
sole
SERVICEMASTER CO-
common-
81760N109-
8870039
739170
 Sole
SOUTHERN PAC PETE N L ADR NEW-
common-
843581307
261069
277733
sole
SUNSHINE PCS CORP CL A-
common-
86783P106
22837
10135
sole
TRW INC-
common-
872649108
836400
20400
sole
TELEPHONE & DATA SYS INC -
common-
879433100-
804750
7400
 Sole
TEXACO INC-
common-
881694103-
748792
11233
 sole
TEXAS INSTRUMENTS INC-
common-
882508104
312300
9800
sole
TREMONT ADVISERS INC CL B-
common-
894729201
603000
30150
sole
UNION PACIFIC CORP-
common-
907818108
488699
9300
sole
USA EDUCATIONAL INC-
common-
90390U102
846916
11602
sole
UST INC-
common-
902911106
402020
13930
sole
UNITED GLOBAL COM CL A -
common-
913247508
183294
21190
sole
US OFFICE PRODS CO NEW-
Common-
912325305
529
52871
sole
VERIZON COMMUNICATI0NS-
common-
92343V104
577534
10795
sole
VIACOM INC CL B-
common-
925524308
295069
5702
sole
VIMPEL COMMUNICATIONS SON ADR-
common-
68370R109
191587
11675
sole
VLASIC FOODS INTL INC-
Common-
928559103
690
56300
sole
VODAFONE GROUP PLC NEW SPONSORED ADR-
Common-
92857W100
224506
10045
 sole
VORNADO RLTY TR-
common-
929042109
385910
9885
sole
WASHINGTON POST CO CL B -
common-
939640108-
11610427
20227
 Sole
WATER PIK TECHNOLOGIES INC-
Common-
94113U100
132961
15735
sole
WD 40 CO-
common-
929236107
281880
10800
sole
WELLS FARGO & CO NEW-
common-
949746101-
705736
15200
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
5651987
16246
 Sole
WHITE MTNS INS GROUP LTD-
common-
G9618E107
3189850
8478
sole

TOTAL-224505656